Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19 — Commitments and Contingencies

Contractual Commitments:    As of June 30, 2026, the Company had outstanding contractual commitment of $15.9 million related to equipment supply contracts entered into with ULVAC Korea, Ltd. for the purchase of vacuum induction melting furnaces and continuous vacuum sintering furnaces to be used in the Company’s rare earth metal and rare earth permanent magnet production operations. This amount represents the Company’s contractual obligations under eight binding supplier contracts, with equipment delivery required no later than November 30, 2026.

Supply Arrangement:    On May 29, 2026, the Company entered into an arrangement with Senri Trading Co., Ltd. (“Senri”) for the purchase of NdPr metal sourced from SRE Vietnam, a wholly owned subsidiary of Tokai Trading Co., Ltd. Subsequent to June 30, 2026, the Company completed an initial trial shipment of 4 metric tons of NdPr metal under the arrangement. Following the trial shipment, the Company’s current indicative purchasing plan contemplates purchases of approximately 12 metric tons of NdPr metal per month. However, the purchasing and delivery schedule is not definitive, and the quantity, delivery timing, unit price, payment terms and aggregate purchase amount will be determined on a delivery-by-delivery basis. Accordingly, the Company does not have a fixed aggregate purchase commitment under the current arrangement.

Indemnification Agreements:    The Company enters into contractual relationships that contain indemnification provisions in its normal course of business with other parties. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant, or third party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. Management believes any liability arising from these agreements will not be material to the Company’s unaudited condensed consolidated financial statements.

Legal Matters:    The Company may periodically become involved in legal proceedings, legal actions, and claims arising in the normal course of business, including proceedings relating to intellectual property, safety and health, employment and other matters. Except for the matter described below, management does not currently expect that the outcome of such proceedings, individually or in the aggregate, will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Jones Day Litigation

On April 23, 2026, Jones Day filed a complaint against Evolution Metals LLC (“EM LLC”), a wholly owned subsidiary of the Company, in the Superior Court of Fulton County, State of Georgia, Civil Action No. 26CV005969. The complaint alleges claims for breach of contract, account stated, open account and attorneys’ fees arising from legal services allegedly provided by Jones Day to EM LLC in connection with the Business Combination. Jones Day seeks damages of approximately $3.9 million, plus prejudgment interest, attorneys’ fees, costs and expenses of collection, and other relief. The Company intends to vigorously defend against the claims. The Company is unable to predict the ultimate outcome of the proceeding or reasonably estimate the amount of any potential loss, if any.

Guarantees and Warranties:    The list of payment guarantees provided by third parties to the Company as of June 30, 2026, are as follows:

Provider	Type	Guaranteed Amount	Beneficiary
K-SURE (Korea Trade Insurance Corporation)	Trade Bill Loan	$84	Industrial Bank of Korea
KODIT (Korea Credit Guarantee Fund)	Operating Funds Loan	1,064	Industrial Bank of Korea
SGI (Seoul Guarantee Insurance)	Government Grant	13	Korea Occupational Safety and Health Agency
Provider	Type	Guaranteed Amount	Beneficiary
SGI (Seoul Guarantee Insurance)	Contract Performance Guarantee	10	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance)	Defects Liability Guarantee Insurance	9	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	33	AirFirst Co., Ltd.
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	59	Korea Land and Housing Corp.
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	66	KEPCO (Korea Electric Power Corporation)
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	16	Korea Industrial Technology Association (KOITA)
SGI (Seoul Guarantee Insurance)	Advance Payment Guarantee	24	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
KIBO (Korea Technology Finance Corporation)	Working capital loans Guarantee	195	Hana Bank

The main commitments with financial institutions as of June 30, 2026, are as follows:

Financial Institution	Type	Credit Line	Used Amounts
Industrial Bank of Korea(1)(2)	Operating Funds Loan	$4,973	$4,408
KOSME (Korea SMEs and Startups Agency)	Operating Funds Loan	778	360
Woori Bank	Operating Funds Loan	519	0
Hana Bank(1)	Facility loans	187	187
Hana Bank	Working capital loans	195	195
Total		$6,652	$5,150

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(1)      As of June 30, 2026 land, buildings, machinery, and equipment have been provided as collateral (with a secured amount of $4.2 million for long term debt (refer to Note 7 — Property, Plant and Equipment, Net) and joint guarantees issued for related parties (refer to Note 17 — Related Party Transactions).

(2)      As of June 30, 2026, the Company established pledge fire insurance claims (with a pledge amount of $2.4 million.

Yorkville Global Guaranty

On May 7, 2026, certain subsidiaries of the Company, including Evolution Metals NewCo, Inc., Evolution Metals LLC, KCM Industry Co., Ltd., KMMI Inc., NS World Co., Ltd. and Handa Lab Co., Ltd., entered into a Global Guaranty Agreement in favor of YA II PN, Ltd. (“Yorkville”). Pursuant to the Global Guaranty Agreement, the guarantors jointly and severally guarantee the full, prompt and unconditional payment and performance of the Company’s obligations under the Securities Purchase Agreement, the Convertible Debentures and the related transaction documents. As of June 30, 2026, $20.0 million in aggregate principal amount of Convertible Debentures was outstanding and subject to the Global Guaranty. Refer to Note 9 — Debt for additional information regarding the Convertible Debentures.